CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments		July 31, 2023 (unaudited)
		Shares	Fair Value
99.30%	COMMON STOCKS
2.98%	BEVERAGES
	Brown-Forman Corp. - Class B . . . . . .	16,858	$ 1,190,175
	The Coca-Cola Co.(B) . . . . . . . . . .	16,837	1,042,715
			2,232,890
5.60%	CONSUMER DISCRETIONARY
	Genuine Parts Co. . . . . . . . . . . .	6,476	1,008,443
	Lowe’s Cos., Inc.(B) . . . . . . . . . . .	5,110	1,197,120
	McDonald’s Corp.(B) . . . . . . . . . . .	3,692	1,082,494
	Target Corp.(B) . . . . . . . . . . . . .	6,649	907,389
			4,195,446
2.32%	ENERGY
	Chevron Corp.(B) . . . . . . . . . . . .	6,377	1,043,660
	Exxon Mobil Corp.(B) . . . . . . . . . .	6,596	707,355
			1,751,015
10.93%	FINANCIAL
	Aflac, Inc.(B) . . . . . . . . . . . . . .	16,344	1,182,325
	Brown & Brown, Inc. . . . . . . . . . .	17,564	1,237,384
	Chubb Ltd. . . . . . . . . . . . . . .	5,360	1,095,638
	Cincinnati Financial Corp. . . . . . . . .	10,195	1,096,778
	Franklin Resources, Inc. . . . . . . . . .	40,405	1,181,442
	S&P Global, Inc.(B) . . . . . . . . . . .	3,066	1,209,568
	T. Rowe Price Group, Inc.(B) . . . . . . .	9,632	1,187,240
			8,190,375
11.56%	FOOD & STAPLE RETAILING
	Archer-Daniels-Midland Co.(B) . . . . . .	13,396	1,138,124
	Hormel Foods Corp.(B) . . . . . . . . .	27,062	1,106,295
	McCormick & Co., Inc. . . . . . . . . .	12,586	1,126,195
	Sysco Corp.(B) . . . . . . . . . . . . .	14,272	1,089,096
	The JM Smucker Co. . . . . . . . . . .	7,130	1,074,134
	The Procter & Gamble Co.(B) . . . . . . .	6,910	1,080,033
	Walgreens Boots Alliance, Inc.(B) . . . . .	30,576	916,363
	Walmart, Inc.(B) . . . . . . . . . . . . .	7,107	1,136,125
			8,666,365

QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued		July 31, 2023 (unaudited)
		Shares	Fair Value
10.34%	HEALTH CARE
	Abbott Laboratories(B) . . . . . . . . . .	9,658	$ 1,075,225
	AbbVie, Inc.(B) . . . . . . . . . . . . .	6,640	993,211
	Becton, Dickinson and Co.(B) . . . . . . .	4,128	1,150,143
	Cardinal Health, Inc.(B) . . . . . . . . . .	13,467	1,231,826
	Johnson & Johnson(B) . . . . . . . . . .	6,629	1,110,556
	Medtronic PLC (B) . . . . . . . . . . . .	12,579	1,103,933
	West Pharmaceutical Services, Inc. . . . .	2,947	1,084,614
			7,749,508
7.02%	HOUSEHOLD PRODUCTS
	Church & Dwight Co., Inc. . . . . . . . .	11,772	1,126,227
	Colgate-Palmolive Co. . . . . . . . . .	14,042	1,070,843
	Kimberly-Clark Corp.(B) . . . . . . . . .	7,617	983,355
	PepsiCo, Inc.(B) . . . . . . . . . . . . .	5,816	1,090,267
	The Clorox Co.(B) . . . . . . . . . . . .	6,525	988,407
			5,259,099
23.96%	INDUSTRIAL
	3M Co.(B) . . . . . . . . . . . . . . .	10,322	1,150,903
	A.O. Smith Corp. . . . . . . . . . . . .	15,679	1,138,766
	Caterpillar, Inc.(B) . . . . . . . . . . . .	4,896	1,298,272
	CH Robinson Worldwide Inc. . . . . . .	11,073	1,109,293
	Cintas Corp. . . . . . . . . . . . . . .	2,345	1,177,284
	Dover Corp. . . . . . . . . . . . . . .	7,302	1,065,873
	Emerson Electric Co.(B) . . . . . . . . .	12,598	1,150,827
	Expeditors International of Washington, Inc.	9,694	1,234,046
	General Dynamics Corp.(B) . . . . . . . .	4,792	1,071,395
	Illinois Tool Works, Inc. . . . . . . . . .	4,566	1,202,319
	Nordson Corp. . . . . . . . . . . . . .	4,928	1,239,934
	Pentair PLC . . . . . . . . . . . . . .	20,172	1,401,954
	Roper Technologies, Inc. . . . . . . . .	2,421	1,193,674
	Stanley Black & Decker, Inc. . . . . . . .	13,480	1,338,160
	W.W. Grainger, Inc. . . . . . . . . . . .	1,609	1,188,230
			17,960,930
3.30%	INFORMATION TECHNOLOGY
	Automatic Data Processing, Inc. . . . . .	5,011	1,239,020
	International Business Machines Corp.(B) .	8,577	1,236,632
			2,475,652
	2

QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued		July 31, 2023 (unaudited)
		Shares	Fair Value
12.50%	MATERIALS
	Air Products & Chemicals, Inc. . . . . . .	3,711	$1,133,080
	Albemarle Corp. . . . . . . . . . . . .	6,207	1,317,622
	Amcor PLC . . . . . . . . . . . . . .	97,505	1,000,401
	Ecolab, Inc. . . . . . . . . . . . . . .	6,512	1,192,608
	Linde PLC . . . . . . . . . . . . . . .	2,945	1,150,523
	Nucor Corp.(B) . . . . . . . . . . . . .	7,028	1,209,449
	PPG Industries, Inc.(B) . . . . . . . . . .	7,595	1,092,920
	The Sherwin-Williams Co. . . . . . . . .	4,616	1,276,324
			9,372,927
4.56%	REAL ESTATE
	Essex Property Trust, Inc. . . . . . . . .	5,077	1,236,503
	Federal Realty Investment Trust . . . . .	11,086	1,125,451
	Realty Income Corp. . . . . . . . . . .	17,302	1,054,903
			3,416,857
4.23%	UTILITIES
	Atmos Energy Corp. . . . . . . . . . .	9,347	1,137,623
	Consolidated Edison, Inc. . . . . . . . .	10,889	1,032,931
	NextEra Energy, Inc. . . . . . . . . . .	13,652	1,000,692
			3,171,246
99.30%	TOTAL COMMON STOCKS . . . . . . . .	. . . . . .	74,442,310
0.42%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund
	Institutional Class 5.13%(A) . . . . . . .	316,901	316,901
99.72%	TOTAL INVESTMENTS . . . . . . . . . .	. . . . . .	74,759,211
0.28%	Other assets, net of liabilities . . . . . . .	. . . . . . .	208,313
100.00%	NET ASSETS . . . . . . . . . . . . . .	. . . . . . .	$74,967,524

(A)Effective 7 day yield as of July 31, 2023

(B)All or a portion of securities are held as collateral for options written on January 31, 2023, the value of securities held as collateral was $6,052,602.

QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued			July 31, 2023 (unaudited)
(0.05%) OPTIONS WRITTEN
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
CALL OPTIONS
Abbott Laboratories .	49	$545,517	$113.00	08/04/23 $	(1,764)
Abbvie, Inc. . . . . .	20	299,160	150.00	08/04/23	(2,120)
Albermarle Corp . .	7	148,596	207.50	08/04/23	(6,825)
Archer-Daniels-
Midland Co. . . .	46	390,816	86.00	08/04/23	(1,610)
Automatic Data
Processing, Inc. . .	20	494,520	250.00	08/04/23	(1,840)
Cardinal Health, Inc. .	73	667,731	92.00	08/04/23	(3,504)
Caterpillar, Inc. . . .	8	212,136	260.00	08/04/23	(7,080)
Chevron Corp. . . .	16	261,856	157.50	08/04/23	(10,240)
The Clorox Co. . . .	13	196,924	155.00	08/04/23	(2,899)
The Coca-Cola Co. .	115	712,195	62.50	08/04/23	(1,610)
Emerson Electric Co. .	34	310,590	91.00	08/04/23	(5,202)
Exxon Mobile Corp. .	28	300,272	104.00	08/04/23	(9,856)
General Dynamics
Corp. . . . . . .	21	469,518	222.50	08/04/23	(4,935)
Hormel Foods Corp. .	121	494,648	41.00	08/04/23	(3,025)
IBM . . . . . . . .	38	547,884	143.00	08/04/23	(6,612)
Johnson & Johnson .	25	418,825	175.00	08/04/23	(175)
Kimberly-Clark Corp. .	33	426,030	130.00	08/04/23	(1,749)
Lowes Corp. . . . .	19	445,113	235.00	08/04/23	(3,040)
McDonald’s Corp. . .	15	439,800	292.50	08/04/23	(3,600)
3M Co. . . . . . . .	40	446,000	112.00	08/04/23	(3,240)
Medtronic Plc. . . .	40	351,040	88.00	08/04/23	(2,600)
Nextera Energy . . .	42	307,860	73.00	08/04/23	(3,990)
Nucor Corp. . . . .	21	361,389	170.00	08/04/23	(7,455)
PepsiCo., Inc. . . . .	25	468,650	190.00	08/04/23	(775)
PPG Industries, Inc. .	26	374,140	145.00	08/04/23	(2,210)
The Procter &
Gamble Co. . . .	63	984,690	157.50	08/04/23	(3,024)
S&P Global, Inc. . . .	13	512,863	395.00	08/04/23	(4,420)
T. Rowe Price Group .	28	345,128	127.00	08/04/23	(700)

QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued				July 31, 2023 (unaudited)
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
	Target Corp. . . . .	18	$245,646	$135.00	08/04/23	$(4,500)
	Walgreens Boots . .	124	371,628	30.00	08/04/23	(4,340)
	Walmart, Inc. . . . .	38	607,468	160.00	08/04/23	(3,496)

(0.05%)	TOTAL CALL OPTIONS WRITTEN . . . . .			. . . . .	. . . .	(118,436)

(0.05%)	TOTAL OPTIONS WRITTEN . . . . . . . .			. . . . .	. . .	$(118,436)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
COMMON STOCKS . . . .	$74,442,310	$—	$—	$74,442,310
MONEY MARKET FUNDS .	316,901	—	—	316,901
TOTAL INVESTMENTS . . .	$74,759,211	$—	$—	$74,759,211
OPTIONS WRITTEN . . . .
	$—	$(118,436)	$—	$(118,436)

The Fund held no Level 3 securities at any time during the period.

QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued	July 31, 2023 (unaudited)

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2023.

At July 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $53,839,975 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 21,009,239
Gross unrealized depreciation	(208,439)
Net unrealized appreciation	$ 20,800,800

QUARTERLY REPORT